Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2011, 2012 and 2013 was as follows:

	For the years ended December 31,
	2011	2012	2013
Balance at beginning of the year	$673,242	$4,157,614	$4,127,947
Charged to (Reduce from) expenses	3,705,557	1,064,477	(16,491)
Charges taken against allowance	(221,185)	(1,094,144)	(602,597)

Balance at end of the year	$4,157,614	$4,127,947	$3,508,859